December 31, 2002

--------------------------------------------------------------------------------
         Oppenheimer
         Multiple Strategies
         Fund/VA
         A Series of Oppenheimer Variable Account Funds



                                                            Annual Report
                                                                ------
                                                              Management
                                                             Commentaries
--------------------------------------------------------------------------------

Performance Update

Investment Strategy Discussion

Financial Statements

                                                      [LOGO]
                                                      OppenheimerFunds(R)
                                                      The Right Way to Invest

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
Objective
Oppenheimer Multiple Strategies Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

--------------------------------------------------------------------------------
Narrative by Portfolio Management Team
While negative results are never satisfying, we believe that challenging and volatile conditions in the equity markets once again demonstrated the value of a broadly diversified, balanced fund such as Oppenheimer Multiple Strategies Fund/VA. However, the Fund did have favorable relative results, outperforming its benchmark, the S&P 500 Index. 1
   During 2002, conflicting economic and political forces buffeted the equity markets. Although we began to see indications that the U.S. economy was emerging from recession, the pace of recovery proved slower than many observers had forecast. As a result, a wide variety of companies in various industries and market sectors failed to meet earnings and revenue expectations. The war on terrorism and conflict in the Middle East exacerbated concerns regarding the pace of U.S. economic growth and introduced an added level of uncertainty into the economic equation. Furthermore, highly publicized accounting debacles at several prominent corporations undermined confidence in the accuracy of financial statements and the reliability of corporate governance at a variety of other companies. These conditions combined to drive stock prices broadly lower during most of the period. Despite these problems, markets rallied during the last quarter of the year as low interest rates and improving economic indicators led many investors to anticipate a return to better economic growth in 2003.
   The bond market delivered markedly better returns than stocks. With the exception of high-yield bonds, every sector of the bond market--treasuries, corporates, agencies and mortgage-backed securities--delivered positive returns. For that we can thank lower interest rates, which support higher bond prices, as well as cautious investors, who were drawn to the relative safety of treasuries and other higher-quality bonds.
   Two keys to the Fund's above-average relative performance were its decisions to continue to buy even in the down market and to stick with its technology position. As is always the case, the Fund looks to find good investments at attractive prices. The market environment of the past year, along with our high cash position, allowed us to buy into the decline, and the Fund was rewarded for this as the market experienced a strong rally towards the end of the period. In addition, while some of the exact holdings changed during the year, we continued to believe in the Fund's technology position. We were again rewarded for this decision as the technology sector came back the strongest of any sector during the market's rally in October and November of 2002.
   On the negative side, the Fund's fixed-income portfolio hindered its relative performance. Treasuries, agencies and mortgages performed best during the period. The Fund's strategic approach, which also included high yield and emerging market bonds, reduced absolute returns and hurt our performance relative to our peers.
   We are in the process of making three changes to the Fund's portfolio.
First, as just mentioned, the Fund's fixed-income portion is evolving to a "core plus" approach, which while similar to the "strategic" approach, is more conservative and stresses U.S. treasuries and high quality bonds. We believe this will help the fixed-income portion of the Fund to serve as more of a counterbalance in down markets to the equity side of the portfolio.
   Secondly, we substantially increased the Fund's exposure to the health care group, primarily among pharmaceutical companies. In our view, many drug stocks fell to unwarranted low levels because of concerns that upcoming patent expirations and potential government regulation might limit earnings. Despite these factors, we believe that profits at pharmaceutical companies should continue to grow, partly because we expect demographic trends to increasingly favor drug therapies.


1. The S&P 500 Index had a one-year return for the period ended 12/31/02 of -22.09%. For more information on the S&P 500, please refer to "Comparing the Fund's Performance to the Market" on page 4.


                   2 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

   Finally, the third major focus/change of the Fund is technology. We currently have a higher tech allocation than our peer group and are in line with the benchmark index. We are focusing more on software and service names and less on hardware companies, because we believe there's more proprietary content within software.
   We are cautiously optimistic. While we believe the economy is in recovery mode, it is still a very volatile and fragile recovery. We believe equity returns, after three negative years, should recover and return to normal growth rates. However, many wildcards remain including terrorism, the health of the consumer and interest rates. We believe these uncertain times only serve to further show the value of a balanced fund, performing well in up markets and limiting exposure in down markets. This is part of what makes Oppenheimer Multiple Strategies Fund/VA, The Right Way to Invest.







In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.


Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

                   3 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FUND PERFORMANCE

Management's Discussion of Fund Performance. For the fiscal year ended December 31, 2002, Oppenheimer Multiple Strategies Fund/VA produced negative results, but did outperform its benchmark, the S&P 500 Index, in what proved to be an extremely volatile market environment. The Fund's above-average relative performance can be attributed to its decision to buy into the decline before the markets rallied late in the period in October and November. In addition, the Fund benefited from not selling its technology position, as technology was the best performing sector over the last few months of 2002. On the other end, the Fund's fixed-income allocations hurt relative performance. With less of a focus on treasuries and more exposure to high yield and emerging market debt than its peers, the Fund's fixed-income portion dragged down performance. The Fund's management is currently shifting the focus of the bond section to put more emphasis on treasuries, high quality corporate bonds and mortgages. In addition, our exposure to health care has been increased during the period. Finally, the Fund continues to focus on the technology sector, in particular to names within software and services. As the market slowly starts to recover, technology should be one of the sectors leading the way. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graph that follows shows the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2002. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on May 1, 2002. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of both the S&P 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market, and the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.



                   4 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

Non-Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

         Oppenheimer Multiple Strategies                    Lehman Brothers
              Fund/VA (Non-Service)       S&P 500 Index   Aggregate Bond Index

12/31/92           10,000                   10,000                 10,000
3/31/93            10,482                   10,436                 10,413
6/30/93            10,749                   10,486                 10,690
9/30/93            11,192                   10,757                 10,968
12/31/93           11,595                   11,006                 10,975
3/31/94            11,316                   10,589                 10,660
6/30/94            11,122                   10,633                 10,550
9/30/94            11,567                   11,152                 10,615
12/31/94           11,369                   11,150                 10,655
3/31/95            12,105                   12,235                 11,192
6/30/95            12,903                   13,401                 11,874
9/30/95            13,515                   14,465                 12,107
12/31/95           13,797                   15,335                 12,623
3/31/96            14,266                   16,158                 12,399
6/30/96            14,650                   16,883                 12,470
9/30/96            15,219                   17,405                 12,701
12/31/96           15,936                   18,854                 13,082
3/31/97            15,941                   19,361                 13,008
6/30/97            17,394                   22,737                 13,486
9/30/97            18,742                   24,440                 13,934
12/31/97           18,680                   25,142                 14,345
3/31/98            19,970                   28,647                 14,568
6/30/98            20,005                   29,598                 14,908
9/30/98            17,913                   26,660                 15,538
12/31/98           19,923                   32,332                 15,591
3/31/99            20,245                   33,943                 15,513
6/30/99            21,610                   36,331                 15,377
9/30/99            20,896                   34,068                 15,481
12/31/99           22,273                   39,133                 15,462
3/31/00            23,635                   40,029                 15,804
6/30/00            23,764                   38,966                 16,079
9/30/00            23,836                   38,588                 16,564
12/31/00           23,707                   35,571                 17,260
3/31/01            23,509                   31,357                 17,784
6/30/01            24,973                   33,190                 17,884
9/30/01            22,235                   28,321                 18,709
12/31/01           24,233                   31,347                 18,718
3/31/02            24,319                   31,433                 18,735
6/30/02            22,537                   27,224                 19,427
9/30/02            20,343                   22,524                 20,317
12/31/02           21,712                   24,421                 20,637

Average Annual Total Returns of Non-Service shares of the Fund at 12/31/02 1-Year -10.40% 5-Year 3.05% 10-Year 8.06%


Service shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

         Oppenheimer Multiple Strategies                      Lehman Brothers
                Fund/VA (Service)         S&P 500 Index    Aggregate Bond Index
5/1/02              10,000                    10000               10,000
6/30/02              9,407                    9,220               10,172
9/30/02              8,491                    7,628               10,638
12/31/02             9,056                    8,271               10,806

Cumulative Total Return of Service shares of the Fund at 12/31/02
Since Inception (5/1/02)  -9.44%

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.

The inception dates of the Fund were 2/9/87 for the non-service shares and 5/1/02 for its service shares. The performance information in the graphs for the S&P 500 Index begins on 12/31/92 in the first graph and on 4/30/02 for the second graph. Total returns include changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Total returns and the ending account value in the graphs show change in share value and include reinvestment of all dividends and capital gains distributions. Cumulative total returns are not annualized. Graphs are not drawn to same scale. An explanation of the calculation of the performance is in the Statement of Additional Information.

                   5 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                         Financial Statements
                                                                   Pages 7-26





















                   6 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2002

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Common Stocks--53.5%
--------------------------------------------------------------------------------
 Consumer Discretionary--10.6%
--------------------------------------------------------------------------------
 Auto Components--0.6%
 Borg-Warner Automotive, Inc. 1                        20,000       $ 1,008,400
--------------------------------------------------------------------------------
 Delphi Corp.                                         221,100         1,779,855
                                                                    ------------
                                                                      2,788,255

--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--0.9%
 Brinker International, Inc. 3                         70,000         2,257,500
--------------------------------------------------------------------------------
 McDonald's Corp.                                      68,200         1,096,656
--------------------------------------------------------------------------------
 MGM Mirage, Inc. 1,3                                  30,000           989,100
                                                                    ------------
                                                                      4,343,256

--------------------------------------------------------------------------------
 Household Durables--0.9%
 Matsushita Electric Industrial Co. Ltd.,
 Sponsored ADR                                         82,000           787,200
--------------------------------------------------------------------------------
 Nintendo Co. Ltd.                                     10,000           934,524
--------------------------------------------------------------------------------
 Sony Corp.                                            13,000           543,356
--------------------------------------------------------------------------------
 Sony Corp., Sponsored ADR                             10,000           413,100
--------------------------------------------------------------------------------
 Toll Brothers, Inc. 3                                 60,000         1,212,000
                                                                    ------------
                                                                      3,890,180

--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.5%
 Callaway Golf Co.                                    120,000         1,590,000
--------------------------------------------------------------------------------
 Hasbro, Inc.                                          90,000         1,039,500
--------------------------------------------------------------------------------
 Mattel, Inc.                                         138,000         2,642,705
--------------------------------------------------------------------------------
 Shimano, Inc.                                        100,000         1,516,811
                                                                    ------------
                                                                      6,789,016

--------------------------------------------------------------------------------
 Media--4.6%
 Comcast Corp., Cl. A 3                               117,000         2,757,690
--------------------------------------------------------------------------------
 Cox Radio, Inc., Cl. A 1,3                            48,300         1,101,723
--------------------------------------------------------------------------------
 EchoStar Communications
 Corp., Cl. A 1, 3                                    115,000         2,559,900
--------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored
 ADR, Preference                                       56,000         1,268,400
--------------------------------------------------------------------------------
 Omnicom Group, Inc. 1                                 45,700         2,952,220
--------------------------------------------------------------------------------
 Reed Elsevier plc                                    144,000         1,233,312
--------------------------------------------------------------------------------
 SCMP Group Ltd.                                    1,608,000           670,137
--------------------------------------------------------------------------------
 SES Global, FDR                                       80,000           537,293
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1,3                              200,000         8,152,000
                                                                    ------------
                                                                     21,232,675

--------------------------------------------------------------------------------
 Multiline Retail--0.6%
 Sears Roebuck & Co.                                  111,000         2,658,450
--------------------------------------------------------------------------------
 Specialty Retail--1.0%
 Borders Group, Inc. 3                                 70,000         1,127,000
--------------------------------------------------------------------------------
 Children's Place Retail Stores, Inc. 3                37,000           393,680
--------------------------------------------------------------------------------
 Gap, Inc. (The) 1                                    144,000         2,234,880
--------------------------------------------------------------------------------
 Talbots, Inc. (The)                                   29,000           798,370
                                                                    ------------
                                                                      4,553,930


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Textiles & Apparel--0.5%
 Compagnie Financiere Richemont
 AG, A Units 3                                         48,150       $   898,438
--------------------------------------------------------------------------------
 Nike, Inc., Cl. B 1                                   36,000         1,600,920
                                                                    ------------
                                                                      2,499,358

--------------------------------------------------------------------------------
 Consumer Staples--3.6%
--------------------------------------------------------------------------------
 Food & Drug Retailing--0.6%
 Companhia Brasileira de Distribuicao
 Grupo Pao de Acucar,
 Sponsored ADR                                         14,000           214,200
--------------------------------------------------------------------------------
 Safeway, Inc. 3                                      110,000         2,569,600
                                                                    ------------
                                                                      2,783,800

--------------------------------------------------------------------------------
 Food Products--1.4%
 ConAgra Foods, Inc.                                   58,000         1,450,580
--------------------------------------------------------------------------------
 Sara Lee Corp.                                        60,000         1,350,600
--------------------------------------------------------------------------------
 Tyson Foods, Inc., Cl. A                             155,000         1,739,100
--------------------------------------------------------------------------------
 Unilever NV, NY Shares                                30,000         1,851,300
                                                                    ------------
                                                                      6,391,580

--------------------------------------------------------------------------------
 Personal Products--0.9%
 Estee Lauder Cos., Inc. (The), Cl. A                  58,000         1,531,200
--------------------------------------------------------------------------------
 Wella AG                                              47,500         2,878,635
                                                                    ------------
                                                                      4,409,835

--------------------------------------------------------------------------------
 Tobacco--0.7%
 Philip Morris Cos., Inc. 1                            78,000         3,161,340
--------------------------------------------------------------------------------
 Energy--4.5%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.2%
 Cooper Cameron Corp. 1,3                               9,000           448,380
--------------------------------------------------------------------------------
 Core Laboratories NV 3                                73,000           828,550
--------------------------------------------------------------------------------
 GlobalSantaFe Corp. 1                                 78,000         1,896,960
--------------------------------------------------------------------------------
 Noble Corp. 1,3                                       66,000         2,319,900
--------------------------------------------------------------------------------
 Petroleum Geo-Services ASA,
 Sponsored ADR 3                                      140,000            56,000
                                                                    ------------
                                                                      5,549,790

--------------------------------------------------------------------------------
 Oil & Gas--3.3%
 BP plc, ADR                                           20,800           845,520
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                   13,000           864,240
--------------------------------------------------------------------------------
 Devon Energy Corp. 1                                  50,000         2,295,000
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                     17,000           593,980
--------------------------------------------------------------------------------
 Houston Exploration Co. 3                             18,300           559,980
--------------------------------------------------------------------------------
 Ocean Energy, Inc.                                    40,000           798,800
--------------------------------------------------------------------------------
 Perez Companc SA, Sponsored ADR 3                     14,880            93,446
--------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Preference                    33,300           436,475
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                                 64,000         2,303,076
--------------------------------------------------------------------------------
 TotalFinaElf SA, B Shares                              1,700           242,800
--------------------------------------------------------------------------------
 TotalFinaElf SA, Sponsored ADR                        17,100         1,222,650



                   7 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Oil & Gas Continued
 Unocal Corp.                                         130,000       $ 3,975,400
--------------------------------------------------------------------------------
 Westport Resources Corp. 3                            50,000         1,040,000
                                                                    ------------
                                                                     15,271,367

--------------------------------------------------------------------------------
 Financials--8.4%
--------------------------------------------------------------------------------
 Banks--3.4%
 AmSouth Bancorp                                       50,400           967,680
--------------------------------------------------------------------------------
 Bank of America Corp. 1                               75,000         5,217,750
--------------------------------------------------------------------------------
 Bank of New York Co., Inc. (The) 1                    71,000         1,701,160
--------------------------------------------------------------------------------
 BBVA Banco Frances SA, ADR 3                          15,833            46,232
--------------------------------------------------------------------------------
 U.S. Bancorp                                          93,000         1,973,460
--------------------------------------------------------------------------------
 UBS AG 3                                              25,050         1,217,444
--------------------------------------------------------------------------------
 UniCredito Italiano SpA                              414,000         1,655,261
--------------------------------------------------------------------------------
 Washington Mutual, Inc.                               80,000         2,762,400
                                                                    ------------
                                                                     15,541,387

--------------------------------------------------------------------------------
 Diversified Financials--1.9%
 CIT Group, Inc.                                      105,000         2,058,000
--------------------------------------------------------------------------------
 ICICI Bank Ltd., Sponsored ADR                        44,375           288,438
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co. 1                            225,400         5,409,600
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc. 1                           31,800         1,206,810
                                                                    ------------
                                                                      8,962,848

--------------------------------------------------------------------------------
 Insurance--0.9%
 American International Group, Inc. 1                  32,000         1,851,200
--------------------------------------------------------------------------------
 Hartford Financial Services
 Group, Inc. 1                                         47,600         2,162,468
                                                                    ------------
                                                                      4,013,668

--------------------------------------------------------------------------------
 Real Estate--2.2%
 Camden Property Trust                                 28,000           924,000
--------------------------------------------------------------------------------
 CarrAmerica Realty Corp.                              33,000           826,650
--------------------------------------------------------------------------------
 Developers Diversified Realty Corp.                  100,000         2,199,000
--------------------------------------------------------------------------------
 Equity Office Properties Trust                        46,000         1,149,080
--------------------------------------------------------------------------------
 Health Care Property Investors, Inc.                  32,000         1,225,600
--------------------------------------------------------------------------------
 Host Marriott Corp. 3                                276,000         2,442,600
--------------------------------------------------------------------------------
 IRSA Inversiones y Representaciones
 SA, Sponsored GDR 3                                   16,553            84,420
--------------------------------------------------------------------------------
 Shurgard Storage Centers, Inc.                        44,000         1,378,960
                                                                    ------------
                                                                     10,230,310

--------------------------------------------------------------------------------
 Health Care--8.7%
--------------------------------------------------------------------------------
 Biotechnology--0.8%
 Affymetrix, Inc. 1,3                                  38,000           869,820
--------------------------------------------------------------------------------
 Human Genome Sciences, Inc. 3                         63,000           555,030
--------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc. 1,3                  35,000           277,900
--------------------------------------------------------------------------------
 Wyeth                                                 50,000         1,870,000
                                                                    ------------
                                                                      3,572,750

                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.8%
 Beckman Coulter, Inc.                                 59,000       $ 1,741,680
--------------------------------------------------------------------------------
 Guidant Corp. 1,3                                     63,000         1,943,550
--------------------------------------------------------------------------------
 Sun Healthcare Group, Inc. 3                             496               689
                                                                    ------------
                                                                      3,685,919

--------------------------------------------------------------------------------
 Health Care Providers & Services--1.6%
 Anthem, Inc. 1,3                                      17,400         1,094,460
--------------------------------------------------------------------------------
 Covance, Inc. 1,3                                     88,000         2,163,920
--------------------------------------------------------------------------------
 Healthsouth Corp. 3                                  130,000           546,000
--------------------------------------------------------------------------------
 Humana, Inc. 3                                       170,000         1,700,000
--------------------------------------------------------------------------------
 Quintiles Transnational Corp. 3                       60,000           726,000
--------------------------------------------------------------------------------
 Service Corp. International 3                        304,000         1,009,280
                                                                    ------------
                                                                      7,239,660

--------------------------------------------------------------------------------
 Pharmaceuticals--5.5%
 Abbott Laboratories 1                                105,000         4,200,000
--------------------------------------------------------------------------------
 AstraZeneca plc                                       41,800         1,467,963
--------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                              74,800         1,731,620
--------------------------------------------------------------------------------
 Eli Lilly & Co.                                       16,500         1,047,750
--------------------------------------------------------------------------------
 GlaxoSmithKline plc, ADR                              71,000         2,659,660
--------------------------------------------------------------------------------
 Johnson & Johnson 1                                   88,000         4,726,480
--------------------------------------------------------------------------------
 Novartis AG                                           91,000         3,320,279
--------------------------------------------------------------------------------
 Pharmacia Corp.                                       37,000         1,546,600
--------------------------------------------------------------------------------
 Pliva d.d., GDR 2                                     20,000           284,000
--------------------------------------------------------------------------------
 Schering-Plough Corp.                                120,000         2,664,000
--------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1,3                      70,000         1,978,900
                                                                    ------------
                                                                     25,627,252

--------------------------------------------------------------------------------
 Industrials--3.0%
--------------------------------------------------------------------------------
 Aerospace & Defense--0.5%
 Boeing Co.                                            45,000         1,484,550
--------------------------------------------------------------------------------
 Northrop Grumman Corp. 1                              10,000           970,000
--------------------------------------------------------------------------------
 Orbital Sciences Corp. 3                               1,476             6,229
                                                                    ------------
                                                                      2,460,779

--------------------------------------------------------------------------------
 Air Freight & Couriers--0.3%
 United Parcel Service, Inc., Cl. B                    21,000         1,324,680
--------------------------------------------------------------------------------
 Airlines--0.3%
 Delta Air Lines, Inc. 1                               42,000           508,200
--------------------------------------------------------------------------------
 Singapore Airlines Ltd.                              116,000           682,156
                                                                    ------------
                                                                      1,190,356

--------------------------------------------------------------------------------
 Commercial Services & Supplies--0.3%
 Pittston Brink's Group                                82,000         1,515,360
--------------------------------------------------------------------------------
 Construction & Engineering--0.2%
 Insituform Technologies, Inc., Cl. A 3                64,000         1,091,200
--------------------------------------------------------------------------------
 Electrical Equipment--0.0%
 Active Power, Inc. 3                                 137,000           243,860


                   8 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
 Industrial Conglomerates--0.3%
 Tyco International Ltd. 1                              76,000      $ 1,298,080
--------------------------------------------------------------------------------
 Machinery--0.5%
 Komatsu Ltd.                                          196,000          639,185
--------------------------------------------------------------------------------
 Morgan Crucible Co. plc 3                             321,800          269,394
--------------------------------------------------------------------------------
 SureBeam Corp., Cl. A 3                               120,000          484,800
--------------------------------------------------------------------------------
 Wolverine Tube, Inc. 3                                122,400          698,904
                                                                    ------------
                                                                      2,092,283

--------------------------------------------------------------------------------
 Road & Rail--0.6%
 Canadian National Railway Co.                          22,000          914,320
--------------------------------------------------------------------------------
 Swift Transportation Co., Inc. 3                       90,000        1,801,620
                                                                    ------------
                                                                      2,715,940

--------------------------------------------------------------------------------
 Information Technology--8.3%
--------------------------------------------------------------------------------
 Communications Equipment--0.6%
 Brocade Communications
 Systems, Inc.                                          65,000          269,100
--------------------------------------------------------------------------------
 Cisco Systems, Inc. 1,3                               100,000        1,310,000
--------------------------------------------------------------------------------
 Juniper Networks, Inc. 1,3                             40,000          272,000
--------------------------------------------------------------------------------
 Motorola, Inc. 1                                      106,000          916,900
                                                                    ------------
                                                                      2,768,000

--------------------------------------------------------------------------------
 Computers & Peripherals--2.3%
 EMC Corp. 3                                           103,000          632,420
--------------------------------------------------------------------------------
 International Business
 Machines Corp. 1                                      128,000        9,920,000
                                                                    ------------
                                                                     10,552,420

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.1%
 Cognex Corp. 3                                         54,000          995,220
--------------------------------------------------------------------------------
 Keyence Corp.                                           8,360        1,454,740
--------------------------------------------------------------------------------
 Millipore Corp. 1                                      32,000        1,088,000
--------------------------------------------------------------------------------
 Waters Corp. 1,3                                       62,000        1,350,360
                                                                    ------------
                                                                      4,888,320

--------------------------------------------------------------------------------
 Internet Software & Services--0.2%
 Yahoo!, Inc. 1,3                                       52,000          850,200
--------------------------------------------------------------------------------
 IT Consulting & Services--0.2%
 Titan Corp. (The) 1,3                                 110,000        1,144,000
--------------------------------------------------------------------------------
 Semiconductor Equipment & Products--2.4%
 Analog Devices, Inc. 1,3                               50,000        1,193,500
--------------------------------------------------------------------------------
 Applied Materials, Inc. 3                              43,600          568,108
--------------------------------------------------------------------------------
 Applied Micro Circuits Corp. 3                         60,000          221,400
--------------------------------------------------------------------------------
 ASML Holding NV 3                                      91,000          760,760
--------------------------------------------------------------------------------
 Intel Corp. 1                                         198,000        3,082,860
--------------------------------------------------------------------------------
 KLA-Tencor Corp. 1,3                                   47,700        1,687,149
--------------------------------------------------------------------------------
 Lam Research Corp. 1,3                                 43,000          464,400
--------------------------------------------------------------------------------
 STMicroelectronics NV, NY
 Registered Shares 1                                    62,000        1,209,620


                                                                   Market Value
                                                        Shares       See Note 1
--------------------------------------------------------------------------------
 Semiconductor Equipment & Products Continued
 Teradyne, Inc. 3                                      103,000      $ 1,340,030
--------------------------------------------------------------------------------
 Texas Instruments, Inc. 1                              45,000          675,450
                                                                    ------------
                                                                     11,203,277

--------------------------------------------------------------------------------
 Software--1.5%
 BEA Systems, Inc. 1,3                                 103,000        1,181,410
--------------------------------------------------------------------------------
 i2 Technologies, Inc. 3                               123,000          141,450
--------------------------------------------------------------------------------
 Peoplesoft, Inc. 3                                     80,000        1,464,000
--------------------------------------------------------------------------------
 Rational Software Corp. 1,3                            70,000          727,300
--------------------------------------------------------------------------------
 Red Hat, Inc. 3                                       111,000          656,010
--------------------------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A                         43,000        1,095,210
--------------------------------------------------------------------------------
 Synopsys, Inc. 1,3                                     20,500          946,075
--------------------------------------------------------------------------------
 Veritas Software Corp. 3                               31,700          495,154
                                                                    ------------
                                                                      6,706,609

--------------------------------------------------------------------------------
 Materials--4.1%
--------------------------------------------------------------------------------
 Chemicals--2.6%
 Dow Chemical Co. 1                                     30,000          891,000
--------------------------------------------------------------------------------
 Engelhard Corp.                                        95,000        2,123,250
--------------------------------------------------------------------------------
 Ferro Corp.                                            72,000        1,758,960
--------------------------------------------------------------------------------
 Hercules, Inc. 3                                      173,000        1,522,400
--------------------------------------------------------------------------------
 International Flavors &
 Fragrances, Inc. 1                                     64,000        2,246,400
--------------------------------------------------------------------------------
 Monsanto Co.                                           66,032        1,271,116
--------------------------------------------------------------------------------
 Praxair, Inc. 1                                        32,000        1,848,640
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 3                                401           14,035
                                                                    ------------
                                                                     11,675,801

--------------------------------------------------------------------------------
 Metals & Mining--0.9%
 Alcoa, Inc.                                            58,000        1,321,240
--------------------------------------------------------------------------------
 Companhia Vale do Rio Doce,
 Sponsored ADR                                          68,800        1,892,000
--------------------------------------------------------------------------------
 GrafTech International Ltd. 3                         170,000        1,013,200
                                                                    ------------
                                                                      4,226,440

--------------------------------------------------------------------------------
 Paper & Forest Products--0.6%
 Georgia-Pacific Corp. 1                               110,000        1,777,600
--------------------------------------------------------------------------------
 UPM-Kymmene Oyj                                        34,000        1,091,796
                                                                    ------------
                                                                      2,869,396

--------------------------------------------------------------------------------
 Telecommunication Services--0.6%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.1%
 Tele Norte Leste Participacoes
 SA (Telemar)                                       26,283,402          148,494
--------------------------------------------------------------------------------
 Tele Norte Leste Participacoes
 SA (Telemar), Preference                            3,077,585           23,734
--------------------------------------------------------------------------------
 Telefonica SA, BDR                                     16,262          144,704
--------------------------------------------------------------------------------
 WorldCom, Inc./WorldCom Group 3                       375,000           46,125
                                                                    ------------
                                                                        363,057

                   9 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Continued


                                                                   Market Value
                                                       Shares        See Note 1
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 AT&T Wireless Services, Inc. 1,3                     330,000      $  1,864,500
--------------------------------------------------------------------------------
 Millicom International Cellular SA 3                 170,000           302,600
--------------------------------------------------------------------------------
 Telesp Celular Participacoes SA 3                 49,153,261            52,902
                                                                   -------------
                                                                      2,220,002

--------------------------------------------------------------------------------
 Utilities--1.7%
--------------------------------------------------------------------------------
 Electric Utilities--1.0%
 American Electric Power Co., Inc. 1                   33,000           901,890
--------------------------------------------------------------------------------
 Edison International 1,3                              67,000           793,950
--------------------------------------------------------------------------------
 Northeast Utilities Co.                               86,000         1,304,620
--------------------------------------------------------------------------------
 Progress Energy, Inc.                                 28,000         1,213,800
--------------------------------------------------------------------------------
 Xcel Energy, Inc.                                     56,000           616,000
                                                                   -------------
                                                                      4,830,260

--------------------------------------------------------------------------------
 Gas Utilities--0.3%
 El Paso Corp.                                         50,000           348,000
--------------------------------------------------------------------------------
 NiSource, Inc.                                        55,500         1,110,000
                                                                   -------------
                                                                      1,458,000

--------------------------------------------------------------------------------
 Multi-Utilities--0.4%
 Energy East Corp.                                     65,000         1,435,850
--------------------------------------------------------------------------------
 NorthWestern Corp.                                    58,000           294,640
                                                                   -------------
                                                                      1,730,490
                                                                   -------------
 Total Common Stocks (Cost $243,811,667)                            246,615,436

--------------------------------------------------------------------------------
 Preferred Stocks--0.3%
 Qwest Trends Trust, 5.75% Cv. 2                       43,000           528,470
--------------------------------------------------------------------------------
 Rouse Co. (The), $3.00 Cv., Series B                  23,000         1,058,690
                                                                   -------------
 Total Preferred Stocks (Cost $2,957,015)                             1,587,160

                                                        Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Applera Corp./Applied Biosystems
 Group Wts., Exp. 9/11/03 3,4                             249               996
--------------------------------------------------------------------------------
 Covergent Communications,
 Inc. Wts., Exp. 4/1/08 3,4                             1,000                10
--------------------------------------------------------------------------------
 HF Holdings, Inc. Wts.,
 Exp. 9/27/09 3,4                                       2,593               259
--------------------------------------------------------------------------------
 Mexico Value Rts., Exp. 6/30/03 3,4                4,450,000             1,276
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts.,
 Exp. 12/31/07 3                                          651                --
--------------------------------------------------------------------------------
 Sun Healthcare Group, Inc. Wts.,
 Exp. 2/28/05 3,4                                       1,241               620
--------------------------------------------------------------------------------
 United Mexican States Bonds,
 Series E Rts., Exp. 6/30/07 3,4                    4,450,000             2,447
--------------------------------------------------------------------------------
 United Mexican States Collateralized
 Fixed Rate Par Bonds:
 Series B, 6.25%, 12/31/19 Rts.,
 Exp. 6/30/04 3,4                                   4,450,000            16,688




                                                                   Market Value
                                                        Units        See Note 1
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates Continued
 United Mexican States Collateralized
 Fixed Rate Par Bonds: Continued
 Series C, 6.25%, 12/31/19 Rts.,
 Exp. 6/30/05 3,4                                   4,450,000      $      2,448
 Series D, 6.25%, 12/31/19 Rts.,
 Exp. 6/30/06 3,4                                   4,450,000             2,448
                                                                   -------------
 Total Rights, Warrants and
 Certificates (Cost $38,888)                                             27,192

                                                    Principal
                                                       Amount
--------------------------------------------------------------------------------
 Mortgage-Backed Obligations--13.6%
 Federal Home Loan Mortgage Corp.,
 Gtd. Mtg. Pass-Through Participation
 Certificates, 7%, 5/1/29                        $  1,854,858         1,952,262
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.,
 Home Equity Loan Structured
 Pass-Through Certificates, Series
 HOO2, Cl. A2, 1.861%, 12/15/06                     1,300,000         1,294,008
--------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 5/1/16                                        13,319,868        13,947,599
 6.50%, 11/1/27-1/25/33                            22,193,786        23,114,311
 7%, 1/25/33                                       16,848,000        17,721,990
--------------------------------------------------------------------------------
 Federal National Mortgage Assn. Nts.:
 5.125%, 2/13/04                                    1,750,000         1,823,783
 7.125%, 1/15/30                                      400,000           495,268
--------------------------------------------------------------------------------
 Government National Mortgage
 Assn., 8%, 4/15/23                                   731,938           800,792
--------------------------------------------------------------------------------
 Washington Mutual Mortgage
 Securities Corp., Collateralized Mtg
 Obligations, Pass-Through
 Certificates, Series 2002-AR19,
 Cl. A-1, 1.771%, 1/25/33                           1,550,000         1,550,000
                                                                   -------------
 Total Mortgage-Backed Obligations
 (Cost $61,251,297)                                                  62,700,013

--------------------------------------------------------------------------------
 U.S. Government Obligations--11.5%
 Federal Home Loan Mortgage Corp.
 Unsec. Nts., 5.50%, 7/15/06                        3,300,000         3,630,505
--------------------------------------------------------------------------------
 Federal National Mortgage Assn
 Unsec. Nts., 7.25%, 1/15/10-5/15/30                6,600,000         8,135,344
--------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31                                    1,365,000         1,488,490
 6%, 2/15/26                                          575,000           659,117
 7.50%, 11/15/16                                    1,310,000         1,713,542
 8.875%, 8/15/17                                    2,900,000         4,239,324
 STRIPS, 6.32%, 8/15/25 5                           5,465,000         1,658,944
 STRIPS, 6.54%, 8/15/15 5                           6,035,000         3,349,226
 STRIPS, 7.10%, 11/15/18 5                         13,600,000         6,067,803
 STRIPS, 7.26%, 11/15/18 5                          8,500,000         3,815,930
 STRIPS, 7.31%, 8/15/19 5                          15,300,000         6,496,763

                  10 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                           Principal     Market Value
                                                              Amount       See Note 1
--------------------------------------------------------------------------------------
 U.S. Government Obligations Continued
 U.S. Treasury Nts.:
 4%, 11/15/12                                            $ 1,916,000      $ 1,943,694
 5%, 8/15/11                                               5,000,000        5,484,380
 6.25%, 2/15/07                                            3,800,000        4,360,948
                                                                          ------------
 Total U.S. Government Obligations
 (Cost $45,272,507)                                                        53,044,010

--------------------------------------------------------------------------------------
 Foreign Government Obligations--0.2%
 Philippines (Republic of) Bonds,
 8.60%, 6/15/27 4 (Cost $1,154,237)                        1,150,000          934,375

--------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--9.3%
 ABN Amro Bank NV (NY Branch),
 7.125% Sub. Nts., Series B, 10/15/93                        400,000          412,063
--------------------------------------------------------------------------------------
 Albertson's, Inc., 7.45% Unsec
 Debs., 8/1/29                                               380,000          420,963
--------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub.
 Nts., 10/15/09 7                                            700,000          136,500
--------------------------------------------------------------------------------------
 American International Group, Inc./
 SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 2                            1,000,000        1,104,031
--------------------------------------------------------------------------------------
 Amgen, Inc., 8.125% Unsec
 Debs., 4/1/97                                                91,000          110,878
--------------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04                       500,000          210,000
--------------------------------------------------------------------------------------
 AT&T Corp., 8.50% Sr. Nts., 11/15/31 8,9                    300,000          331,806
--------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50%
 Sr. Unsec. Nts., 5/1/07                                     835,000          860,994
--------------------------------------------------------------------------------------
 Bank of America Corp., 7.80% Jr
 Unsec. Sub. Nts., 2/15/10                                   400,000          476,472
--------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                     700,000          439,250
--------------------------------------------------------------------------------------
 Boeing Capital Corp., 6.50%
 Nts., 2/15/12                                               750,000          801,040
--------------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.,
 5.75% Nts., 10/1/11 8                                     1,000,000        1,066,691
--------------------------------------------------------------------------------------
 Cambridge Industries, Inc.,
 Liquidating Trust Interests, 7/15/07 7                      309,823               --
--------------------------------------------------------------------------------------
 Chancellor Media Corp., 8.75%
 Sr. Unsec. Sub. Nts., Series B, 6/15/07 4                 1,000,000        1,048,750
--------------------------------------------------------------------------------------
 Charter Communications Holdings
 LLC/Charter Communications
 Holdings Capital Corp., 0%/9.92%
 Sr. Unsec. Disc. Nts., 4/1/11 6                             400,000          142,000
--------------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec
 Unsub. Nts., 4/2/12                                       1,000,000        1,125,044
--------------------------------------------------------------------------------------
 Citigroup, Inc., 6.875% Unsec
 Nts., 2/15/98                                               450,000          491,307
--------------------------------------------------------------------------------------
 Citizens Communications Co., 9.25%
 Sr. Nts., 5/15/11                                           440,000          524,995
--------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50%
 Sr. Unsec. Sub. Nts., 4/1/09                                200,000          215,000


                                                           Principal     Market Value
                                                              Amount       See Note 1
--------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Coca-Cola Co. (The), 7.375% Unsec
 Debs., 7/29/93                                          $   360,000      $   426,906
--------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc.,
 9.75% Sr. Sub. Nts., Series B, 2/15/10                      200,000          201,000
--------------------------------------------------------------------------------------
 Conoco, Inc., 6.95% Sr. Unsec
 Nts., 4/15/29                                               400,000          454,810
--------------------------------------------------------------------------------------
 Credit Suisse First Boston (USA), Inc.,
 6.125% Nts., 11/15/11                                       740,000          773,427
--------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75%
 Sr. Nts., 3/15/04 7                                         700,000           91,000
--------------------------------------------------------------------------------------
 Duke Energy Corp., 5.625%
 Nts., 11/30/12                                              330,000          329,955
--------------------------------------------------------------------------------------
 Dynegy Holdings, Inc., 8.75%
 Sr. Nts., 2/15/12                                           250,000           88,750
--------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr
 Unsub. Nts., Series C, 11/15/31                             870,000          846,323
--------------------------------------------------------------------------------------
 Fleming Cos., Inc., 10.625% Sr
 Unsec. Sub. Nts., Series D, 7/31/07                         100,000           65,500
--------------------------------------------------------------------------------------
 Ford Motor Co., 7.70%
 Unsec. Debs., 5/15/97                                       400,000          336,372
--------------------------------------------------------------------------------------
 Forest Oil Corp., 10.50%
 Sr. Unsec. Sub. Nts., 1/15/06                               400,000          424,000
--------------------------------------------------------------------------------------
 France Telecom SA:
 8.70% Sr. Unsec. Nts., 3/1/06 9                             365,000          399,958
 9.25% Sr. Unsec. Nts., 3/1/11                               370,000          428,576
--------------------------------------------------------------------------------------
 Funding Corp./Beaver Valley Funding
 Corp., 9% Second Lease Obligation
 Bonds, 6/1/17                                               989,000        1,097,440
--------------------------------------------------------------------------------------
 General Electric Capital Corp.,
 7.25% Nts., Series A, 2/1/05                                400,000          440,502
--------------------------------------------------------------------------------------
 General Motors Acceptance Corp.,
 6.875% Unsec. Unsub. Nts., 8/28/12                        1,500,000        1,481,194
--------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The),
 7.80% Sr. Unsec. Unsub. Nts.,
 Series B, 1/28/10                                           400,000          466,072
--------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625%
 Sub. Nts., 2/15/12                                          200,000          211,500
--------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine
 Services, Inc., 10.625% Sr. Nts., 8/1/08                    250,000          265,000
--------------------------------------------------------------------------------------
 Horseshoe Gaming LLC,
 8.625% Sr. Sub. Nts., 5/15/09                               400,000          427,000
--------------------------------------------------------------------------------------
 Household Finance Corp.,
 7% Nts., 5/15/12                                            715,000          784,492
--------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co.
 plc, Zero Coupon Sr. Unsec. Disc
 Nts., 13.08%, 12/31/09 5                                    500,000          115,000
--------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.,
 9% Sr. Sub. Nts., 3/15/12                                   300,000          313,500
--------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec
 Nts., 12/15/09                                              250,000          218,750

                  11 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Continued

                                                          Principal    Market Value
                                                             Amount      See Note 1
------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 IT Group, Inc., 11.25% Sr. Unsec.
 Sub. Nts., Series B, 4/1/09 3,4,7                       $  400,000      $      520
------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75%
 Sub. Nts., 2/1/11                                          750,000         816,693
------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc.,
 8.875% Sr. Sub. Nts., 4/1/12                               700,000         672,000
------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06 3,7                   250,000         168,750
 12.75% Sr. Sub. Nts., 2/1/03 3,7                           800,000          64,000
------------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50%
 Nts., 9/1/12 2                                             445,000         465,890
------------------------------------------------------------------------------------
 Kroger Co. (The), 6.75% Nts., 4/15/12                      380,000         421,245
------------------------------------------------------------------------------------
 Lamar Media Corp., 9.625%
 Sr. Unsec. Sub. Nts., 12/1/06                              150,000         155,250
------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts.,
 4/15/10 6,7                                                300,000          28,500
 12.50% Sr. Nts., 4/15/10 4,7                               400,000          58,000
------------------------------------------------------------------------------------
 Lockheed Martin Corp., 8.20%
 Nts., 12/1/09                                              500,000         618,748
------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.625% Sr. Sec. Nts., Series A, 5/1/07                     150,000         144,750
 9.875% Sec. Nts., Series B, 5/1/07                         400,000         386,000
------------------------------------------------------------------------------------
 MBNA America Bank NA,
 6.625% Sub. Nts., 6/15/12                                1,000,000       1,019,670
------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                        500,000         337,500
 9.125% Sr. Unsec. Nts., 1/15/11                            700,000         612,500
------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                     450,000         324,000
------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority,
 8% Sr. Sub. Nts., 4/1/12                                   400,000         419,000
------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr
 Unsec. Nts., 11/15/10                                      630,000         693,413
------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts.,
 9/15/09 2                                                  250,000         266,250
------------------------------------------------------------------------------------
 Orbcomm Global LP (Escrow),
 8/15/04 3,7                                                200,000              --
------------------------------------------------------------------------------------
 Pathmark Stores, Inc., 8.75%
 Sr. Sub. Nts., 2/1/12                                      300,000         277,500
------------------------------------------------------------------------------------
 Penn National Gaming, Inc.,
 8.875% Sr. Sub. Nts., 3/15/10                              500,000         515,000
------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc.,
 10.75% Sr. Sub. Nts., 11/1/11                              250,000         276,563
------------------------------------------------------------------------------------
 Premier Parks, Inc., 9.75% Sr
 Nts., 6/15/07                                              500,000         487,500
------------------------------------------------------------------------------------
 R&B Falcon Corp., 9.50%
 Sr. Unsec. Nts., 12/15/08                                  500,000         626,342
------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                            500,000         520,000
 10.875% Sr. Sub. Nts., 4/1/08                              250,000         252,500


                                                          Principal    Market Value
                                                             Amount      See Note 1
------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 Rural Cellular Corp., 9.625% Sr. Sub.
 Nts., Series B, 5/15/08                                 $  750,000      $  453,750
------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.,
 8.75% Sr. Sub. Nts., 12/15/07                              900,000         941,625
------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75%
 Nts., 3/15/32                                              460,000         438,331
------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25%
 Sr. Sub. Nts., 4/15/12                                     200,000         194,000
------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07                                207,000         134,550
 11.25% Sr. Sub. Nts., 8/15/06 3,7                          335,000              --
------------------------------------------------------------------------------------
 Sun International Hotels Ltd.,
 8.875% Sr. Unsec. Sub. Nts., 8/15/11                       400,000         410,000
------------------------------------------------------------------------------------
 TCI Communications, Inc.,
 9.80% Sr. Unsec. Debs., 2/1/12                           1,090,000       1,312,262
------------------------------------------------------------------------------------
 Terex Corp., 9.25% Sr. Unsec. Sub.
 Nts., 7/15/11                                              250,000         229,063
------------------------------------------------------------------------------------
 Time Warner Entertainment Co.
 LP, 10.15% Sr. Nts., 5/1/12                                500,000         632,187
------------------------------------------------------------------------------------
 Time Warner, Inc., 9.125%
 Debs., 1/15/13                                             500,000         587,640
------------------------------------------------------------------------------------
 Tritel PCS, Inc., 10.375% Sr. Sub.
 Nts., 1/15/11                                              262,000         281,650
------------------------------------------------------------------------------------
 Triton PCS, Inc., 8.75% Sr. Unsec. Sub.
 Nts., 11/15/11                                             400,000         326,000
------------------------------------------------------------------------------------
 Tyco International Group SA, 6.375%
 Nts., 10/15/11                                             750,000         702,627
------------------------------------------------------------------------------------
 Union Carbide Corp., 6.25% Nts.,
 6/15/03                                                    490,000         494,808
------------------------------------------------------------------------------------
 United Pan-Europe Communications
 NV, 10.875% Sr. Unsec. Nts.,
 Series B, 8/1/09 3,7                                       400,000          32,000
------------------------------------------------------------------------------------
 United States Steel LLC, 10.75%
 Sr. Nts., 8/1/08                                           600,000         594,000
------------------------------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec
 Nts., 7/30/10                                              750,000         892,348
------------------------------------------------------------------------------------
 Vodafone Group plc, 7.75%
 Unsec. Unsub. Nts., 2/15/10                                400,000         472,548
------------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.375%
 Sr. Unsec. Nts., 3/1/12                                  1,000,000       1,095,689
------------------------------------------------------------------------------------
 Waste Management, Inc., 7%
 Sr. Nts., 7/15/28                                          650,000         645,017
------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875%
 Sr. Unsec. Nts., 6/1/07                                    100,000          93,000
------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50%
 Sr. Nts., 4/1/09                                           500,000         512,500
------------------------------------------------------------------------------------
 WorldCom, Inc., 6.95% Sr. Unsec
 Nts., 8/15/28 7                                            900,000         216,000

                  12 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

                                                      Principal    Market Value
                                                         Amount      See Note 1
--------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued
 XO Communications, Inc., 0%/12.25%
 Sr. Unsec. Disc. Nts., 6/1/09 3,4,6,7              $   350,000    $      2,187
                                                                     -----------
 Total Non-Convertible Corporate
 Bonds and Notes (Cost $45,771,097)                                  42,926,677

--------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.1%
 Gilat Satellite Networks Ltd.,
 4.25% Cv. Unsec. Sub. Nts., 3/15/05 4,7
 (Cost $1,161,826)                                    1,500,000         270,000

--------------------------------------------------------------------------------
 Structured Notes--1.5%
 JPMorgan Chase Bank, High Yield
 Index Credit-Linked Trust Nts.,
 8.75%, 11/15/07                                      3,580,000       3,606,850
--------------------------------------------------------------------------------
 UBS AG, High Grade Credit-Linked
 Nts., 3.065%, 12/10/04 9                             3,550,000       3,546,450
                                                                     -----------
 Total Structured Notes (Cost $7,042,564)                             7,153,300


                                                      Principal    Market Value
                                                         Amount      See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--18.3% 10
 Undivided interest of 12.14% in joint repurchase
 agreement (Market Value $694,610,000) with
 Banc One Capital Markets, Inc., 1.07%, dated
 12/31/02, to be repurchased at $84,339,013
 on 1/2/03, collateralized by U.S. Treasury
 Nts., 3%--6.50%, 2/15/03--2/15/12, with a
 value of $311,989,144 and U.S. Treasury
 Bonds, 1.75%--9.375%, 4/30/04--2/15/23,
 with a value of $397,082,690
 (Cost $84,334,000)                                 $84,334,000    $ 84,334,000

--------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $492,795,098)                                      108.3%    499,592,163
--------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                     (8.3)    (38,437,578)
                                                    ----------------------------
 Net Assets                                               100.0%   $461,154,585
                                                    ============================




                  13 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF INVESTMENTS  Continued



Footnotes to Statement of Investments
1. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                                   Contracts        Expiration          Exercise       Premium        Market Value
                                             Subject to Call             Dates             Price      Received          See Note 1
----------------------------------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.                            720           1/20/04           $ 12.50   $     69,838       $     18,000
 Abbott Laboratories                                     200           1/19/04             60.00         17,800                 --
 Affymetrix, Inc.                                        120           5/19/03             35.00         20,329              7,200
 American Electric Power Co., Inc.                       330           2/24/03             25.00         91,409            102,300
 American International Group, Inc.                       60           1/20/04             90.00         11,820              3,600
 American International Group, Inc.                       60           5/19/03             75.00         17,520              2,400
 Analog Devices, Inc.                                    150           1/20/04             55.00         24,750              6,750
 Anthem, Inc.                                             74           3/24/03             65.00         74,517             22,200
 Bank of America Corp.                                    84           5/19/03             80.00         14,448              9,240
 Bank of New York Co., Inc. (The)                         66           1/20/04             40.00          7,722                660
 BEA Systems, Inc.                                       300           1/20/04             25.00         26,700             18,000
 Borg-Warner Automotive, Inc.                             44           4/21/03             55.00          9,328              9,900
 Cisco Systems, Inc.                                     200           1/20/04             25.00         15,800              8,000
 Cooper Cameron Corp.                                     90           5/19/03             50.00         48,659             45,900
 Covance, Inc.                                           440           5/19/03             25.00         82,279             99,000
 Covance, Inc.                                           440           5/19/03             22.50         53,679            167,200
 Cox Radio, Inc., Cl. A                                   11           5/19/03             30.00          1,507                605
 Delta Air Lines, Inc.                                    22           1/20/04             30.00          2,134                990
 Devon Energy Corp.                                      100           4/21/03             55.00         34,699              8,000
 Dow Chemical Co.                                        150           1/20/04             35.00         29,485             30,000
 EchoStar Communications Corp., Cl. A                    220           1/20/04             35.00         27,528             27,500
 Edison International                                    255           1/20/04             15.00         33,772             39,525
 Edison International                                     85           7/21/03             15.00          8,355              5,100
 Gap, Inc. (The)                                         450           1/20/04             20.00         43,424             74,250
 Georgia-Pacific Corp.                                   110           4/21/03             17.50         15,070             14,300
 GlobalSantaFe Corp.                                     230           4/21/03             30.00         32,660              9,200
 Guidant Corp.                                           180           1/20/04             50.00         15,523              9,000
 Hartford Financial Services Group, Inc.                 150           3/24/03             55.00         23,550              3,750
 Intel Corp.                                             360           1/20/04             30.00         33,839             19,800
 International Business Machines Corp.                   128           1/20/04            130.00         20,096             10,880
 International Business Machines Corp.                   128           4/21/03             90.00         17,536             26,880
 International Flavors & Fragrances, Inc.                200           5/19/03             40.00         23,508             10,000
 J.P. Morgan Chase & Co.                                 440           1/20/04             35.00         44,879             33,000
 Johnson & Johnson                                       120           1/20/04             75.00         16,440              7,800
 Juniper Networks, Inc.                                  120           1/20/04             20.00         12,541              4,800
 KLA-Tencor Corp.                                        150           1/20/04             50.00         56,549             60,000
 Lam Research Corp.                                       73           1/20/04             25.00          7,811              4,015
 MGM Mirage, Inc.                                         90           3/24/03             40.00         15,986              2,250
 Merrill Lynch & Co., Inc.                               223           1/20/04             60.00         39,470             13,380
 Merrill Lynch & Co., Inc.                                95           4/21/03             45.00         12,065              9,500
 Millennium Pharmaceuticals, Inc.                        350           1/20/04             25.00         33,949             14,000
 Millipore Corp.                                         100           4/21/03             40.00         17,580              8,000
 Motorola, Inc.                                          420           1/20/04             15.00         51,239             18,900
 Nike, Inc., Cl. B                                       115           1/20/04             60.00         29,555             17,825
 Noble Corp.                                             126           1/21/03             50.00         27,342                 --
 Northrop Grumman Corp.                                   50           1/20/04            135.00         18,850             13,250
 Omnicom Group, Inc.                                     107           4/21/03             75.00         52,108             23,540
 Omnicom Group, Inc.                                     100           4/21/03             90.00         14,700              2,000
 Philip Morris Cos., Inc.                                155           3/24/03             47.50         16,974              3,875
 Philip Morris Cos., Inc.                                155           1/20/04             40.00         77,034             68,200
 Praxair, Inc.                                            64           7/21/03             65.00         19,093             15,680
 Rational Software Corp.                                 350           1/20/04             20.00         43,032                 --
 STMicroelectronics NV, NY Registered Shares             180           1/20/04             40.00         31,860              9,000
 Synopsys, Inc.                                          105           6/23/03             55.00         59,548             29,400
 Texas Instruments, Inc.                                 450           1/20/04             30.00         60,524             18,000
 Titan Corp. (The)                                       360           4/21/03             15.00         48,120             12,600
 Tyco International Ltd.                                 420           1/20/04             25.00         74,339             60,900
 Viacom, Inc., Cl. B                                     300           1/20/04             60.00         84,821             36,000
 Waters Corp.                                            175           5/19/03             35.00         23,100                 --
 Watson Pharmaceuticals, Inc.                            320           5/19/03             30.00         45,439             64,000
 Yahoo!, Inc.                                            270           1/20/04             30.00         49,774             29,700
 Yahoo!, Inc.                                            250           4/21/03             20.00         29,245             25,000
                                                                                                   -------------------------------
                                                                                                   $  2,063,251       $  1,414,745
                                                                                                   ===============================


                  14 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,648,641 or 0.57% of the Fund's net assets as of December 31, 2002.
3. Non-income producing security.
4. Identifies issues considered to be illiquid--See Note 8 of Notes to Financial Statements.
5. Zero coupon bond reflects effective yield on the date of purchase.
6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
7. Issuer is in default.
8. Securities with an aggregate market value of $1,232,594 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
9. Represents the current interest rate for a variable or increasing rate security.
10. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

















                  15 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002


---------------------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value (including $84,334,000 in repurchase agreements) (cost $492,795,098)
  --see accompanying statement                                                                          $499,592,163
---------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                        689,631
---------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                                                    1,225,126
 Shares of beneficial interest sold                                                                        1,049,437
 Daily variation on futures contracts                                                                        174,203
 Other                                                                                                         6,182
                                                                                                       --------------
 Total assets                                                                                            502,736,742

---------------------------------------------------------------------------------------------------------------------
 Liabilities
 Options written, at value (premiums received $2,063,251)--see accompanying statement                      1,414,745
---------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $39,116,427 purchased on a when-issued basis)                           39,932,503
 Shares of beneficial interest redeemed                                                                      204,747
 Distribution and service plan fees                                                                            1,134
 Trustees' compensation                                                                                          869
 Shareholder reports                                                                                             767
 Transfer and shareholder servicing agent fees                                                                   443
 Other                                                                                                        26,949
                                                                                                       --------------
 Total liabilities                                                                                        41,582,157


---------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                             $461,154,585
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                             $     35,040
---------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                              475,788,710
---------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                      13,848,088
---------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                          (34,291,622)
---------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
  denominated in foreign currencies                                                                        5,774,369
                                                                                                       --------------
 Net Assets                                                                                             $461,154,585
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Non-Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $458,848,361 and 34,864,257 shares of beneficial interest outstanding)               $13.16
---------------------------------------------------------------------------------------------------------------------
 Service shares:
 Net asset value, redemption price per share and offering price per share
 (based on net assets of $2,306,224 and 175,560 shares of beneficial interest outstanding)                    $13.14


 See accompanying Notes to Financial Statements.




                  16 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002


------------------------------------------------------------------------------------------------------------
 Investment Income
 Interest                                                                                   $   16,670,343
------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $81,065)                                         4,330,350
                                                                                            ----------------
 Total investment income                                                                        21,000,693

------------------------------------------------------------------------------------------------------------
 Expenses
 Management fees                                                                                 3,758,161
------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees--Service shares                                                  1,719
------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                                      10,475
------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                        28,535
------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                             17,125
------------------------------------------------------------------------------------------------------------
 Other                                                                                              43,768
                                                                                            ----------------
 Total expenses                                                                                  3,859,783
 Less reduction to custodian expenses                                                               (4,706)
                                                                                            ----------------
 Net expenses                                                                                    3,855,077


------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                          17,145,616


------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                                         (28,460,531)
 Closing of futures contracts                                                                      244,959
 Closing and expiration of option contracts written                                              4,193,215
 Foreign currency transactions                                                                  (7,578,304)
                                                                                            ----------------
 Net realized loss                                                                             (31,600,661)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                   (57,226,471)
 Translation of assets and liabilities denominated in foreign currencies                        10,804,486
                                                                                            ----------------
 Net change                                                                                    (46,421,985)
                                                                                            ----------------
 Net realized and unrealized loss                                                              (78,022,646)


------------------------------------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations                                         $(60,877,030)
                                                                                            ----------------


 See accompanying Notes to Financial Statements.




                  17 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS


Year Ended December 31,                                                                            2002                2001
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                     $  17,145,616       $  20,489,430
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                    (31,600,661)          2,713,633
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                       (46,421,985)        (11,868,642)
                                                                                          -----------------------------------
Net increase (decrease) in net assets resulting from operations                             (60,877,030)         11,334,421

-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                                          (19,151,437)        (22,752,705)
Service shares                                                                                       --                  --
-----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                           (7,948,868)        (30,390,350)
Service shares                                                                                       --                  --

-----------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                          (46,188,223)         45,543,527
Service shares                                                                                2,287,406                --

-----------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase (decrease)                                                                  (131,878,152)          3,734,893
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         593,032,737         589,297,844
                                                                                          -----------------------------------
End of period [including undistributed net investment income of $13,848,088
and $18,706,094, respectively]                                                            $ 461,154,585       $ 593,032,737
                                                                                          ===================================



See accompanying Notes to Financial Statements.


                  18 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FINANCIAL HIGHLIGHTS



Non-Service shares   Year Ended December 31,                      2002       2001        2000          1999         1998
----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                            $15.40     $16.55      $17.46        $17.05       $17.01
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .50        .53         .72           .82          .71
Net realized and unrealized gain (loss)                          (2.02)      (.19)        .38          1.04          .42
                                                               -------------------------------------------------------------
Total from investment operations                                 (1.52)       .34        1.10          1.86         1.13
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.51)      (.64)       (.82)         (.59)        (.16)
Distributions from net realized gain                              (.21)      (.85)      (1.19)         (.86)        (.93)
                                                               -------------------------------------------------------------
Total dividends and/or distributions to shareholders              (.72)     (1.49)      (2.01)        (1.45)       (1.09)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $13.16     $15.40      $16.55        $17.46       $17.05
                                                               =============================================================

----------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1                              (10.40)%     2.22%       6.44%        11.80%        6.66%

----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                      $458,848   $593,033    $589,298      $578,783     $622,333
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                             $517,516   $599,324    $566,724      $593,151     $640,131
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                             3.31%      3.42%       4.36%         4.46%        4.05%
Expenses                                                          0.74%      0.76%       0.76%         0.73%        0.76% 3
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             42%        30%         42%           17%          43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products.Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


                  19 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued

Service shares    Year Ended December 31,                                2002 1
-------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                   $14.51
-------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .13
Net realized and unrealized loss                                        (1.50)
                                                                      ---------
Total from investment operations                                        (1.37)
-------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                       --
Distributions from net realized gain                                       --
                                                                      ---------
Total dividends and/or distributions to shareholders                       --
-------------------------------------------------------------------------------
Net asset value, end of period                                         $13.14
                                                                      =========

-------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                                      (9.44)%

-------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                               $2,306
-------------------------------------------------------------------------------
Average net assets (in thousands)                                      $1,037
-------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                                    3.30%
Expenses                                                                 0.99%
-------------------------------------------------------------------------------
Portfolio turnover rate                                                    42%


1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                  20 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class.
   The following is a summary of significant accounting policies consistently ollowed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31,
2002, the market value of these securities comprised 1.5% of the Fund's net assets, and resulted in unrealized gains in the current period of $110,736.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its commitments. These transactions of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. As of December 31, 2002, the Fund had entered into when-issued purchase commitments of $39,116,427.
   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
   Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                  21 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2002, securities with an aggregate market value of $1,067,457, representing 0.23% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

As of December 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              Expiring
                              -------------------------
                              2010          $13,317,573

During the fiscal year ended December 31, 2002, the Fund did not utilize any capital loss carryforward.

   As of December 31, 2002, the Fund had approximately $17,327,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $3,046,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.



                  22 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect a decrease in undistributed net investment income of $2,852,185. Accumulated net realized loss on investments was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the years ended December 31, 2002 and December 31, 2001 was as follows:

                                        Year Ended         Year Ended
                                 December 31, 2002  December 31, 2001
      ------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                  $23,577,984        $32,313,114
      Long-term capital gain             3,522,321         20,829,941
      Return of capital                         --                 --
                                       -------------------------------
      Total                            $27,100,305        $53,143,055
                                       ===============================

As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

       Undistributed net investment income   $ 13,848,088
       Accumulated net realized loss          (34,291,622)
       Net unrealized appreciation              5,774,369
                                             -------------
       Total                                 $(14,669,165)
                                             =============

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      Year Ended December 31, 2002 1     Year Ended December 31, 2001
                                                          Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                                   3,369,152     $  47,017,452        6,369,169     $ 100,976,185
Dividends and/or distributions reinvested              1,834,820        27,100,305        3,507,792        53,143,055
Redeemed                                              (8,852,327)     (120,305,980)      (6,967,146)     (108,575,713)
                                                    -------------------------------------------------------------------
Net increase (decrease)                               (3,648,355)    $ (46,188,223)       2,909,815     $  45,543,527
                                                    ===================================================================

-----------------------------------------------------------------------------------------------------------------------
Service shares
Sold                                                     205,258     $   2,669,841               --     $          --
Dividends and/or distributions reinvested                     --                --               --                --
Redeemed                                                 (29,698)         (382,435)              --                --
                                                    -------------------------------------------------------------------
Net increase (decrease)                                  175,560     $   2,287,406               --     $          --
                                                    ===================================================================


1. For the year ended December 31, 2002, for Non-Service shares and for the period from May 1, 2002 (inception of offering) to December 31, 2002, for Service shares.

                  23 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2002, were $195,967,629 and $251,811,866, respectively.

As of December 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $493,923,072 was composed of:

            Gross unrealized appreciation             $ 57,578,493
            Gross unrealized depreciation              (51,909,402)
                                                      ------------
            Net unrealized appreciation               $  5,669,091
                                                      ============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
   Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Under the Plan, payments are made quarterly at an annual rate of up to 0.25% of the average annual net assets of the Service shares of the Fund. For the year ended December 31, 2002, payments under the Service Plan totaled $1,719.

--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                  24 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                                                       Unrealized
                                            Expiration       Number of       Valuation as of         Appreciation
Contract Description                             Dates       Contracts     December 31, 2002        (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Long Bonds                                3/20/03             289           $32,566,688        $  (1,173,625)
U.S. Treasury Nts., 5 yr.                      3/27/03             285            32,276,250             (749,367)
U.S. Treasury Nts., 10 yr.                     3/20/03              26             2,991,219              (45,500)
                                                                                                    ---------------
                                                                                                       (1,968,492)
                                                                                                    ---------------

Contracts to Sell
U.S. Treasury Nts., 2 yr.                      3/27/03             157            33,784,438              295,531
                                                                                                    ---------------
                                                                                                      $(1,672,961)
                                                                                                    ===============

--------------------------------------------------------------------------------
7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                  25 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
7. Option Activity Continued
Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2002 was as follows:

                                                    Number of       Amount of
                                                    Contracts        Premiums
     -------------------------------------------------------------------------
     Options outstanding as of December 31, 2001       11,211     $ 2,712,380
     Options written                                   22,306       4,031,794
     Options closed or expired                        (19,720)     (4,223,235)
     Options exercised                                 (1,407)       (457,688)
                                                     -------------------------
     Options outstanding as of December 31, 2002       12,390      $2,063,251
                                                     -------------------------

--------------------------------------------------------------------------------
8. Illiquid Securities
As of December 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2002 was $2,341,024, which represents 0.51% of the Fund's net assets.


                  26 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of Oppenheimer Multiple Strategies Fund/VA:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Multiple Strategies Fund/VA which is a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multiple Strategies Fund/VA as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP

Denver, Colorado
January 23, 2003

                  27 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited


--------------------------------------------------------------------------------
In early 2003, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends and distributions of $0.7163 per share were paid to Non-Service shareholders, on March 15, 2002, of which $0.0931 all of which was designated as "ordinary income" for federal income tax purposes.
   Dividends paid by the Fund during the fiscal year ended December 31, 2002 which are not designated as capital gain distributions should be multiplied by 22.18% to arrive at the amount eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                  28 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with      Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee;
Fund, Length of Service, Age     Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                      The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924.
TRUSTEES                         Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                  Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds, Vice Chairman
Chairman and Trustee             (until January 2, 2002) of the Manager and President and a director (until 1997) of Centennial
(since 1987)                     Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager).
Age: 69                          Oversees 41 portfolios in the OppenheimerFunds complex.


William L. Armstrong,            Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Trustee (since 1999)             1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
Age: 65                          Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
                                 Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                 1992), UNUMProvident (insurance company) (since 1991). Formerly Director of International Family
                                 Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S.
                                 Senator (January 1979-January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                  Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1993)             funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards
Age: 71                          Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                                 Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                                 Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until
                                 March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                                 Company. Oversees 41 portfolios in the OppenheimerFunds complex.

George C. Bowen,                 Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from March
Trustee (since 1997)             1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of
Age: 66                          OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                                 February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December
                                 1991) of Centennial Asset Management Corporation; Vice President (since October 1989) and Treasurer
                                 (since April 1986) of HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial CapitaL
                                 Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                                 August 1978) and Secretary (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                                 Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                                 Treasurer (since March 1998) of Oppenheimer Acquisition Corp. (the Managers parent corporation);
                                 Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real
                                 Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the
                                 Manager); Treasurer (since October 1997) of Oppenheimer Funds International Ltd. and Oppenheimer
                                 Millennium Funds plc (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,               A member of The Life Guard of Mount Vernon, (George Washingtons home) (since June 2000). Formerly
Trustee (since 1999)             (March 2001May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 64                          company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and
                                 Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry Services
                                 Group. Oversees 41 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                   Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation);
Trustee (since 1990)             and a director (since October 1999) of P.R. Pharmaceuticals (a privately held company) and
Age: 60                          UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until
                                 October 1996) and President and Chief Executive Officer (until October 1995) of the Manager;
                                 President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp., Shareholders
                                 Services Inc. and Shareholder Financials Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

                  29 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA



Sam Freedman,                    A trustee or director of other Oppenheimer funds. Formerly (until October 1994) Mr. Freedman held
Trustee (since 1996)             several positions in subsidiary or affiliated companies of the Manager. Oversees 41 portfolios in
Age: 62                          the OppenheimerFunds complex.

Beverly L. Hamilton,             Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2002)             investment companies); Director of MML Services (since April 1987) and America Funds Emerging
Age: 56                          Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment
                                 (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                 (since February 2002); a trustee (since February 2000) of Monterey International Studies (an educational organization), and an advisor to Unilever (Holland)s pension fund and to Credit Suisse
                                 First Bostons Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                 Formerly, President (February 1991-April 2000) ARCO Investment Management Company. Oversees 40
                                 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration, Inc.,
Trustee (since 2002)             (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the
Age: 58                          Gallagher Family Foundation (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of U.S.
                                 Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and a director of
                                 Commercial Assets, Inc. (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,        Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2000)             investment companies); Trustee and Chairman (since May 1987) of the investment committee for the
Age: 60                          Worcester Polytech Institute; President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of Springfield; Member
                                 of the investment committee of the Community Foundation of Western Massachusetts (since 1998).
                                 Formerly, Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank);
                                 President, Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and
                                 SIS Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                                 1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 41 portfolios in the
                                 OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy
AND OFFICER                      serves for an indefinite term, until his resignation, retirement, death or removal.

John V. Murphy,                  Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Trustee            2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and
(since 2001)                     a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer Partnership
Age: 53                          Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                 and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial
                                 Services, Inc.; President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and
                                 Centennial Asset Management Corporation (since November 2001), HarbourView Asset Management
                                 Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001)
                                 and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since
                                 November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of
                                 Massachusetts Mutual Life Insurance Company (the Managers parent company); a director (since June
                                 1995) of DLB Acquisition Corporation (a holding company that owns the shares of David L. Babson &
                                 Company, Inc.); formerly, Chief Operating Officer (September 2000-June 2001) of the Manager;
                                 President and trustee (November 1999-November 2001) of MML Series Investment Fund and MassMutual
                                 Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of
                                 C.M. Life Insurance Company; President, Chief Executive Officer and director (September 1999-August
                                 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle
                                 Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 69 portfolios in the OppenheimerFunds complex.


                  30 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA


------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                         The address of the Officers in the chart below is as follows: for Messrs. Evans, Levine,
                                 Rubinstein and Zack and Ms. Switzer, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803
                                 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, retirement, death or removal.

George Evans,                    Vice President of the Manager (since October 1993) and of HarbourView Asset Management Corporation
Vice President (since 2001)      (since July 1994). An officer of 4 portfolios in the OppenheimerFunds complex.
Age: 42

Michael S. Levine,               Vice President (since June 1998) of the Manager; formerly Assistant Vice President and Portfolio
Vice President (since 1998)      Manager of the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he was a
Age: 36                          portfolio manager and research associate for Amas Securities, Inc. (February 1990-February 1994).
                                 An officer of 4 portfolios in the OppenheimerFunds complex.

Richard H. Rubinstein,           Senior Vice President (since October 1995) of the Manager; formerly a Vice President of the Manager
Vice President (since 1991)      (June 1990-October 1995). An officer of 2 portfolios in the OppenheimerFunds complex.
Age: 53

Susan Switzer,                   Vice President of the Manager (since December 2000); Assistant Vice President of the Manager
Vice President (since 2001)      (December 1997-December 2000). Prior to joining the Manager, she was a portfolio manager at
Age: 36                          Neuberger Berman (November 1994-November 1997). An officer of 3 portfolios in the OppenheimerFunds complex.

Brian W. Wixted,                 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999)
Treasurer, Principal Financial   of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
and Accounting Officer           Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings,
(since 1999)                     Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
Age: 43                          Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc.
                                 (since November 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust
                                 Company (a trust company - subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                 Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly
                                 Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund
                                 Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                  Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
Vice President and Secretary     General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior
(since 2001)                     Vice President and General Counsel (since November 2001) of HarbourView Asset Management
Age: 54                          Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership
                                 Holdings, Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                                 Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc.,
                                 Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General Counsel (since
                                 November 2001) of Centennial Asset Management Corporation; a director (since November 2001) of
                                 Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001)
                                 of OppenheimerFunds International Ltd.; Vice President (since November 2001) of OppenheimerFunds
                                 Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting
                                 General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001)
                                 of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                                 Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds International
                                 Ltd. And Oppenheimer Millennium Funds plc (October 1997-November 2001). An officer of 85 portfolios in the OppenheimerFunds complex.

                                 The Fund's Statement of Additional Information contains additional information about the Fund's
                                 Trustees and is available without charge upon request.



                  31 | OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

A Series of Oppenheimer Variable Account Funds
-------------------------------------------------------------------------------
Investment Advisor           OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
Distributor                  OppenheimerFunds Distributor, Inc.

-------------------------------------------------------------------------------
Transfer Agent               OppenheimerFunds Services

-------------------------------------------------------------------------------
Independent Auditors         Deloitte & Touche LLP

-------------------------------------------------------------------------------
Legal Counsel                Myer, Swanson, Adams & Wolf, P.C.
to the Fund

-------------------------------------------------------------------------------
Legal Counsel to the         Mayer Brown Rowe and Maw
Independent Trustees

                             For more complete information about Oppenheimer Multiple Strategies Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.


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                                                      OppenheimerFunds(R)
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(C) Copyright 2003 OppenheimerFunds, Inc. All rights reserved.